Shareholder Report, Average Annual Return (Details) 1014022_Franklin FTSE Asia Ex Japan ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	98 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Asia Ex Japan ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Asia Ex Japan ETF (NAV)
Average Annual Return, Percent	28.30%	3.09%	5.11%
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR
Average Annual Return, Percent	28.19%	3.50%	5.42%
FTSE Asia ex Japan Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Asia ex Japan Capped Index-NR
Average Annual Return, Percent	28.19%	3.50%	5.46%